Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.6%
		Communication Services—1.6%
12,445		New York Times Co., Class A	$ 932,006
3,040		Nexstar Media Group, Inc., Class A	579,211
31,683	[2]	Pinterest, Inc.	760,709
10,136	[2]	Roku, Inc.	1,469,821
14,564		Sirius XM Holdings, Inc.	431,386
11,298		Warner Music Group Corp.	293,296
		TOTAL	4,466,429
		Consumer Discretionary—10.2%
3,457	[2]	Abercrombie & Fitch Co., Class A	344,110
20,316		Aramark	1,157,402
5,321		Autoliv, Inc.	655,388
1,347	[2]	AutoNation, Inc.	286,103
22,216		Bath & Body Works, Inc.	446,986
17,780		BorgWarner, Inc.	1,133,297
4,250		Boyd Gaming Corp.	361,505
5,020		Brunswick Corp.	396,580
4,854	[2]	Burlington Stores, Inc.	1,788,602
9,207	[2]	Capri Holdings Ltd.	146,667
6,187	[2]	Cava Group, Inc.	403,578
18,558	[2]	Chewy, Inc.	419,411
1,568	[3]	Choice Hotels International, Inc.	174,816
6,669		Churchill Downs, Inc.	562,197
4,934	[2]	Crocs, Inc.	631,601
4,483	[3]	Dick’s Sporting Goods, Inc.	878,264
3,109	[2]	Duolingo, Inc.	419,124
7,783	[2]	Dutch Bros, Inc.	512,355
4,985	[2]	Five Below, Inc.	1,082,393
8,352	[2]	Floor & Decor Holdings, Inc.	480,825
31,871	[2,3]	GameStop Corp.	692,238
17,218		Gap (The), Inc.	345,910
16,453		Gentex Corp.	384,342
258		Graham Holdings Co.	310,513
2,983	[2]	Grand Canyon Education, Inc.	433,549
9,794		H&R Block, Inc.	431,230
8,133		Harley-Davidson, Inc.	199,584
4,640	[2]	Hilton Grand Vacations, Inc.	214,090
2,495		Hyatt Hotels Corp.	434,280
4,840		KB HOME	266,055
3,870		Lear Corp.	505,577
1,445		Lithia Motors, Inc.	556,932
26,084		Macy’s, Inc.	647,405
22,452	[2]	Mattel, Inc.	338,801
1,299		Murphy USA, Inc.	789,480
4,687	[2]	Ollie’s Bargain Outlet Holdings, Inc.	344,354
1,422		Penske Automotive Group, Inc.	309,015
8,829	[2]	Planet Fitness, Inc.	493,629
4,175		Polaris, Inc., Class A	280,059

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
3,560		PVH Corp.	$ 308,510
445	[2]	Reformation, Inc.	7,218
1,197	[2]	RH	198,127
10,660		Service Corp. International	918,785
5,467	[2]	SharkNinja, Inc.	884,397
14,411		Somnigroup International, Inc.	941,471
5,078		Texas Roadhouse, Inc.	1,043,224
2,168	[3]	Thor Industries, Inc.	162,535
7,317		Toll Brothers Finance Corp.	1,067,477
4,823		Travel + Leisure Co.	366,644
25,393		V.F. Corp.	363,628
1,902	[3]	Vail Resorts, Inc.	284,121
9,854	[2]	Valvoline, Inc.	378,492
2,062		Visteon Corp.	215,561
3,772	[3]	Whirlpool Corp.	141,450
2,104		Wingstop, Inc.	272,447
5,784		Wyndham Hotels & Resorts, Inc.	432,990
8,739	[2]	YETI Holdings, Inc.	427,687
		TOTAL	28,673,011
		Consumer Staples—3.2%
27,510		Albertsons Cos., Inc.	318,566
9,866	[2]	BJ’s Wholesale Club Holdings, Inc.	964,697
12,246	[2]	Celsius Holdings, Inc.	357,706
4,367		Coca-Cola Bottling Co.	820,559
12,279	[2]	Darling Ingredients, Inc.	744,599
4,562	[2]	elf Beauty, Inc.	378,144
4,872		Ingredion, Inc.	484,569
15,895	[2]	Maplebear, Inc.	708,917
12,137	[2]	Performance Food Group Co.	1,388,351
3,082	[2]	Post Holdings, Inc.	281,726
5,555	[2]	Sprouts Farmers Market, Inc.	484,174
1,371	[2]	The Boston Beer Co., Inc., Class A	251,167
1,568		The Marzetti Co.	167,572
17,015	[2]	US Foods Holding Corp.	1,711,539
		TOTAL	9,062,286
		Energy—4.8%
25,688		Antero Midstream Corp.	564,365
22,742	[2]	Antero Resources Corp.	821,896
4,350		Chord Energy Corp.	610,653
10,931	[2]	CNX Resources Corp.	391,330
7,882		DT Midstream, Inc.	1,087,716
11,839		HF Sinclair Corp.	1,082,913
9,019		Matador Resources Co.	449,958
10,411		Murphy Oil Corp.	413,733
27,728		NOV, Inc.	538,755
23,821		Ovintiv, Inc.	1,487,860
4,614		PBF Energy, Inc.	333,500
60,809		Permian Resources Corp.	1,295,840
18,205		Range Resources Corp.	730,749
32,839		TechnipFMC PLC	2,353,243
3,334	[2]	Valaris Ltd.	264,019
11,861		Viper Energy, Inc.	529,119

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
7,005		Weatherford International PLC	$ 614,969
		TOTAL	13,570,618
		Financials—15.2%
2,041		Affiliated Managers Group, Inc.	748,496
21,551		Ally Financial, Inc.	933,805
6,350		American Financial Group, Inc.	899,922
50,463		Annaly Capital Management, Inc.	1,146,519
17,333		Associated Banc-Corp.	535,243
10,711		Bank OZK	549,474
4,418	[2]	Brighthouse Financial, Inc.	273,518
17,041		Carlyle Group LP/The	784,227
7,212		CNO Financial Group, Inc.	397,309
22,367		Columbia Banking Systems, Inc.	699,416
10,475		Commerce Bancshares, Inc.	620,853
23,349		Corebridge Financial, Inc.	728,255
4,852		Cullen Frost Bankers, Inc.	807,082
10,585		East West Bancorp, Inc.	1,386,635
21,751		Equitable Holdings, Inc.	1,036,435
9,428		Essent Group Ltd.	621,871
2,736	[2]	Euronet Worldwide, Inc.	195,159
2,989		Evercore, Inc., Class A	958,154
5,943		Federated Hermes, Inc.	356,342
19,548		Fidelity National Financial, Inc.	1,008,481
7,873		First American Financial Corp.	590,396
5,888		First Financial Bankshares, Inc.	206,904
36,670		First Horizon Corp.	940,219
2,372		FirstCash Holdings, Inc.	483,912
13,849		Flagstar Bank, N.A.	196,933
27,502		FNB Corp. (PA)	519,788
7,123		Glacier Bancorp, Inc.	351,093
3,157		Hamilton Lane, Inc.	280,689
6,270		Hancock Whitney Corp.	482,790
2,020		Hanover Insurance Group, Inc.	469,913
14,472		Home Bancshares, Inc.	449,645
4,189		Houlihan Lokey, Inc.	525,678
4,180		International Bancshares Corp.	319,937
12,636		Jefferies Financial Group, Inc.	689,926
1,332		Kinsale Capital Group, Inc.	474,751
21,534		MGIC Investment Corp.	646,881
1,704		Morningstar, Inc.	328,139
26,568		Old National Bancorp	707,772
17,312		Old Republic International Corp.	748,052
11,620		Pinnacle Financial Partners, Inc.	1,222,773
2,894		Primerica, Inc.	925,964
7,204		Prosperity Bancshares, Inc.	539,363
5,062		Reinsurance Group of America, Inc.	1,198,935
3,294		RenaissanceRe Holdings Ltd.	1,054,014
7,103		RLI Corp.	434,988
5,593		Ryan Specialty Group Holdings, Inc.	246,987
7,062		SEI Investments Co.	727,245
4,626		Selective Insurance Group, Inc.	438,499
1,648	[2,3]	Shift4 Payments, Inc.	87,344

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
14,571		SLM Corp.	$ 378,773
8,968		South State Corp.	942,447
26,926		Starwood Property Trust, Inc.	430,277
11,852		Stifel Financial Corp.	982,649
3,374		Texas Capital Bancshares, Inc.	333,520
36,290	[2]	Toast, Inc.	1,171,078
5,518		UMB Financial Corp.	804,138
10,622		United Bankshares, Inc.	514,636
12,845		Unum Group	1,106,083
36,819		Valley National Bancorp	526,144
8,511		VOYA Financial, Inc..	846,249
10,701		Webster Financial Corp. Waterbury	826,331
9,650		Western Alliance Bancorp	776,728
2,679	[2]	WEX, Inc.	500,866
5,211		Wintrust Financial Corp.	831,363
13,426		Zions Bancorporation, N.A.	935,792
		TOTAL	42,883,800
		Health Care—9.9%
12,565	[2]	Arrowhead Pharmaceuticals, Inc.	1,063,627
52,751	[2]	Avantor, Inc.	726,909
14,933	[2]	BioMarin Pharmaceutical, Inc.	896,279
1,392	[2]	Bio-Rad Laboratories, Inc., Class A	453,068
12,228	[2]	BrightSpring Health Services, Inc.	730,134
8,586		Bruker Corp.	539,544
1,026		Chemed Corp.	546,089
8,745	[2]	Cytokinetics, Inc.	674,502
4,177		Dentsply Sirona, Inc.	55,846
17,005	[2]	Doximity, Inc.	355,575
38,588	[2]	Elanco Animal Health, Inc.	1,017,566
7,664		Encompass Health Corp.	851,240
4,478		Ensign Group, Inc.	797,800
7,089	[2]	Envista Holdings Corp.	193,601
19,420	[2]	Exelixis, Inc.	1,029,843
8,755	[2]	Globus Medical, Inc.	689,806
3,590	[2]	Haemonetics Corp.	307,089
9,164	[2]	Halozyme Therapeutics, Inc.	756,397
6,527	[2]	HealthEquity Inc.	656,681
15,419	[2,3]	Hims & Hers Health, Inc.	428,186
11,690	[2]	Illumina, Inc.	2,397,619
5,448	[2]	Jazz Pharmaceuticals plc	1,377,581
2,029	[2]	Krystal Biotech, Inc.	692,132
6,351	[2]	Lantheus Holdings, Inc.	632,814
4,244	[2]	Livanova PLC	340,114
1,990	[2]	Medpace Holdings, Inc.	1,148,449
4,028	[2]	Molina Healthcare, Inc.	787,957
7,769	[2]	Neurocrine Biosciences, Inc.	1,295,869
12,132	[2]	Option Care Health, Inc.	279,400
3,039	[2]	Penumbra, Inc.	976,096
3,076	[2]	Repligen Corp.	433,747
30,467	[2]	Roivant Sciences Ltd.	1,033,136
20,490	[2]	Sotera Health Topco, Inc.	365,951
7,256	[2]	Tenet Healthcare Corp.	1,848,684

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,280	[2]	United Therapeutics Corp.	$ 1,698,089
		TOTAL	28,077,420
		Industrials—24.3%
4,231		Aaon, Inc.	376,813
2,327		Acuity, Inc.	764,164
6,517		Advanced Drainage System, Inc.	902,474
7,966		AECOM	576,659
2,215	[2]	Aerovironment, Inc.	330,855
4,643		AGCO Corp.	474,329
6,307	[2]	Alaska Air Group, Inc.	299,267
6,408		Allison Transmission Holdings, Inc.	733,972
51,100	[2]	American Airlines Group, Inc.	780,297
33,051	[2]	APi Group Corp.	1,311,464
2,856		Applied Industrial Technologies, Inc.	985,920
11,236	[2]	ATI, Inc.	2,106,076
1,071	[2]	Avis Budget Group, Inc.	147,198
9,317		Booz Allen Hamilton Holding Corp.	649,581
7,078		BWX Technologies, Inc.	1,194,059
1,431	[2]	CACI International, Inc., Class A	712,280
3,119		Carlisle Cos., Inc.	1,122,591
3,839		Carpenter Technology Corp.	1,994,975
4,313	[2]	Clean Harbors, Inc.	1,349,451
68,019		CNH Industrial NV	697,195
14,536	[2]	Core & Main, Inc.	639,148
3,792		Crane Co.	809,440
2,854		Curtiss-Wright Corp.	2,066,296
8,948		Donaldson Co., Inc.	843,260
2,615	[2]	Dycom Industries, Inc.	1,048,798
3,446		EnerSys, Inc.	641,128
4,422		Esab Corp.	382,636
11,804	[2]	Exlservice Holding, Inc.	400,510
1,357		Exponent, Inc.	90,715
9,875		Flowserve Corp.	750,401
8,165	[2]	Fluor Corp.	409,638
6,486		Fortune Brands Innovations, Inc.	319,500
2,285	[2]	FTI Consulting, Inc.	364,183
1,956		GATX Corp.	349,870
12,180		Genpact Ltd.	428,371
14,634		Graco, Inc.	1,161,647
8,889	[2]	GXO Logistics, Inc.	445,872
5,828		Hexcel Corp.	599,993
678	[2]	IES Holdings, Inc.	504,798
6,907		ITT Corp.	1,353,634
9,796		KBR, Inc.	358,632
5,106	[2]	Kirby Corp.	669,601
12,555		Knight-Swift Transportation Holdings, Inc.	872,949
12,355	[2]	Kratos Defense & Security Solutions	575,743
2,621		Landstar System, Inc.	458,072
4,233		Lincoln Electric Holdings, Inc.	1,106,125
4,912		Louisiana-Pacific Corp.	355,776
4,761	[2]	Mastec, Inc.	1,252,619
4,059		Maximus, Inc.	244,555

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
3,214	[2]	Middleby Corp.	$ 429,326
2,197		MOOG, Inc., Class A	856,500
2,804		MSA Safety, Inc.	533,517
3,537		MSC Industrial Direct Co., Inc.	436,466
17,086		Mueller Industries, Inc.	1,134,681
11,472	[2]	NextPower,Inc	1,030,989
12,495		nVent Electric PLC	1,922,106
4,817		Oshkosh Corp.	685,989
7,116		Owens Corning, Inc.	988,412
4,133	[2]	Parsons Corp.	182,720
3,351	[2]	Paylocity Corp.	462,086
13,124		RB Global, Inc.	1,440,228
2,437	[2]	RBC Bearings, Inc.	1,343,542
5,143		Regal Rexnord Corp.	1,055,498
2,989		Ryder System, Inc.	766,439
2,381	[2]	Saia, Inc.	827,707
3,330		Science Applications International Corp.	390,043
13,993		Sensata Technologies Holdings PLC	647,736
3,889		Simpson Manufacturing Co., Inc.	730,121
3,289	[2]	SPX Technologies, Inc.	722,330
9,618	[2]	StandardAero, Inc.	281,904
2,371	[2]	Sterling Infrastructure, Inc.	1,414,942
8,823		Terex Corp.	554,437
20,051		Tetra Tech, Inc.	664,891
4,331		The Brink’s Co.	513,007
4,886		Timken Co.	672,069
8,990		Toro Co.	825,911
14,896		TransUnion	1,171,124
8,027	[2]	Trex Co., Inc.	348,051
5,987		UFP Industries, Inc.	519,312
7,460		UL Solutions, Inc.	683,634
1,500		Valmont Industries, Inc.	722,550
1,386	[2]	Vicor Corp.	287,415
2,350		Watsco, Inc.	726,855
2,123		Watts Industries, Inc., Class A	734,112
3,763		WESCO International, Inc.	1,292,553
4,603		Woodward, Inc.	1,660,532
9,071	[2]	XPO, Inc.	1,822,999
		TOTAL	68,496,264
		Information Technology—13.3%
2,552		Advanced Energy Industries, Inc.	738,855
9,592	[2]	Allegro MicroSystems, Inc.	398,068
8,810		Amkor Technology, Inc.	439,355
1,095	[2]	AppFolio, Inc.	197,308
3,951	[2]	Arrow Electronics, Inc.	855,668
4,819		Avnet, Inc.	428,120
3,009		Belden, Inc.	373,266
11,517		Bentley Systems, Inc.	408,162
6,849	[2]	Bill.Com Holdings, Inc.	309,095
4,792	[2]	Cirrus Logic, Inc.	619,845
14,963		Cognex Corp.	976,186
3,187	[2]	Commvault Systems, Inc.	375,429

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
3,823		Crane NXT Co.	$ 198,605
5,574	[2]	Digitalocean Holdings, Inc.	654,945
17,618	[2]	DocuSign, Inc.	965,995
2,001		Dolby Laboratories, Class A	117,679
11,572	[2]	Dropbox, Inc.	376,784
22,765	[2]	Dynatrace Holdings LLC	1,008,945
11,782		Entegris, Inc.	1,402,647
26,256	[2]	Everpure, Inc.	2,026,176
2,535	[2]	Fabrinet	1,103,764
6,541	[2]	Guidewire Software, Inc.	993,840
2,473		InterDigital, Inc.	753,832
1,968	[2]	IPG Photonics Corp.	167,398
17,418	[2]	Kyndryl Holdings, Inc.	236,014
10,585	[2]	Lattice Semiconductor Corp.	1,315,398
2,246		Littelfuse, Inc.	993,024
4,698	[2]	MA-COM Technology Solutions Holdings, Inc.	1,181,265
4,571	[2]	Manhattan Associates, Inc.	874,707
4,851		MKS Inc.	1,442,930
2,751	[2]	Novanta, Inc.	392,155
22,863	[2]	Nutanix, Inc.	1,349,146
12,954	[2]	Okta, Inc.	1,838,561
3,843	[2]	Onto Innovation, Inc.	993,723
6,972		Pegasystems, Inc.	212,995
2,721	[2]	Qualys, Inc.	393,865
9,403	[2]	Rambus, Inc.	855,955
4,141	[2]	Sanmina Corp.	768,404
7,194	[2]	Semtech Corp.	847,597
2,548	[2]	Silicon Laboratories, Inc.	554,190
1,713	[2]	Sitime Corp.	916,798
1,964	[2]	Synaptics, Inc.	210,776
5,776		TD SYNNEX Corp.	1,476,923
8,024	[2]	TTM Technologies, Inc.	926,291
11,726	[2]	Twilio, Inc.	2,314,126
22,183	[2,3]	UiPath, Inc.	283,055
3,359		Universal Display Corp.	269,257
18,072	[2]	Viavi Solutions, Inc.	667,760
10,878		Vontier Corp.	349,510
		TOTAL	37,554,392
		Materials—5.4%
22,597		Alcoa Corp.	1,022,740
4,931		Aptargroup, Inc.	660,557
5,656		Ashland, Inc.	410,682
7,086		Avient Corp.	257,364
16,536	[2]	Axalta Coating Systems Ltd.	592,154
5,530		Cabot Corp.	486,751
35,599	[2]	Cleveland-Cliffs, Inc.	410,101
87,705		Coeur Mining, Inc.	1,307,682
8,567		Commercial Metals Corp.	588,724
8,537		Crown Holdings, Inc.	1,006,085
2,428		Eagle Materials, Inc.	497,594
10,060		Graphic Packaging Holding Co.	107,944
1,914		Greif, Inc., Class A	165,657

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
60,309		Hecla Mining Co.	$ 851,563
4,385	[2]	Knife River Corp.	320,850
8,670	[2,3]	MP Materials Corp.	358,678
590		Newmarket Corp.	501,594
8,800		Olin Corp.	162,888
3,944		Reliance, Inc.	1,601,658
5,671		Royal Gold, Inc.	1,124,843
9,861		RPM International, Inc.	1,055,817
3,461		Scotts Miracle-Gro Co.	227,319
6,777		Silgan Holdings, Inc.	270,944
12,269		Solstice Advanced Materials Inc.	738,226
4,948		Sonoco Products Co.	278,869
2,574		Westlake Corp.	181,467
		TOTAL	15,188,751
		Real Estate—6.8%
7,418		Agree Realty Corp.	577,120
14,890		American Healthcare REIT, Inc.	827,884
24,474		American Homes 4 Rent	817,921
23,707		Brixmor Property Group, Inc.	747,008
18,252		CareTrust REIT, Inc.	765,489
12,820		COPT Defense Properties	486,647
12,713		Cousins Properties, Inc.	401,095
17,493		Cubesmart	725,260
4,837		EastGroup Properties, Inc.	1,010,981
5,911		EPR Properties	366,896
12,814		Equity Lifestyle Properties, Inc.	833,807
10,243		First Industrial Realty Trust, Inc.	674,399
21,882		Gaming and Leisure Properties, Inc.	980,095
33,583		Healthcare Realty Trust, Inc.	705,579
18,178		Independence Realty Trust, Inc.	302,300
3,584	[2]	Jones Lang LaSalle, Inc.	1,272,428
8,265		Kilroy Realty Corp.	320,847
15,689		Kite Realty Group Trust	449,019
6,726		Lamar Advertising Co.	1,075,891
14,699		NNN REIT, Inc.	698,497
23,009		Omega Healthcare Investors, Inc.	1,164,946
6,155		Park Hotels & Resorts, Inc.	92,694
14,801		Rayonier, Inc.	322,366
17,303		Rexford Industrial Realty, Inc.	653,534
13,218		Sabra Health Care REIT, Inc.	279,825
14,773		STAG Industrial, Inc.	565,215
15,947		Vornado Realty Trust, LP	628,152
19,097		WP Carey, Inc.	1,405,539
		TOTAL	19,151,434
		Utilities—2.9%
3,989		Black Hills Corp.	284,057
18,224		Essential Utilities, Inc.	726,226
3,320		Idacorp, Inc.	474,461
9,138		National Fuel Gas Co.	752,149
7,797		New Jersey Resources Corp.	451,368
4,752		Northwestern Energy Group, Inc.	326,652
15,945		OGE Energy Corp.	754,996

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
4,849		ONE Gas, Inc.	$ 376,525
4,748		Ormat Technologies, Inc.	463,310
11,679		Portland General Electric Co.	576,125
4,977		Southwest Gas Holdings, Inc.	444,944
4,567		Spire, Inc.	364,721
3,840	[2]	Talen Energy Corp.	1,282,944
7,698		TXNM Energy, Inc.	445,868
16,564		UGI Corp.	598,292
		TOTAL	8,322,638
		TOTAL COMMON STOCKS (IDENTIFIED COST $158,119,327)	275,447,043
		INVESTMENT COMPANY—3.2%
9,093,029		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[4] (IDENTIFIED COST $9,093,029)	9,093,029
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $167,212,356)	284,540,072
		OTHER ASSETS AND LIABILITIES - NET—(0.8%)[5]	(2,266,301)
		NET ASSETS—100%	$282,273,771
At July 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P MidCap 400 E-Mini Index	18	$6,791,220	September 2026	$(98,718)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2026, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2025	$340,960	$8,372,946	$8,713,906
Purchases at Cost	$—	$109,676,341	$109,676,341
Proceeds from Sales	$(55,373)	$(108,956,258)	$(109,011,631)
Change in Unrealized Appreciation/Depreciation	$37,433	$—	$37,433
Net Realized Gain/(Loss)	$33,322	$—	$33,322
Value as of 7/31/2026	$356,342	$9,093,029	$9,449,371
Shares Held as of 7/31/2026	5,943	9,093,029	9,098,972
Dividend Income	$6,670	$358,241	$364,911

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,791,220 at July 31, 2026, which represents 2.4% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$2,529,366	$2,596,566

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust